SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS (Details) - Warrants [member]	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Risk free interest rate	4.07%
Expected volatility	116.00%
Expected life	2 months 15 days
Expected dividend yield	0.00%